Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2021	December 31, 2020
Property and equipment	$376,164	$297,839
Equipment under finance lease (see Note 10)	163,407	163,407
	539,571	461,246
Less Accumulated depreciation	(391,078)	(363,417)
Property and equipment, net	$148,493	$97,829

	2020	2019
Property and equipment	$297,839	$282,316
Equipment under capital lease (see Note 11)	163,407	156,867
	461,246	439,183
Less Accumulated depreciation	(363,417)	(277,363)
Property and equipment, net	$97,829	$161,820